Nature and Description of the Partnership	12 Months Ended
Dec. 31, 2020
Nature And Description Of The Partnership [Abstract]
Disclosure of general information about financial statements	Nature and Description of the PartnershipAltera Infrastructure L.P. and its wholly-owned or controlled subsidiaries (collectively, the Partnership and formerly Teekay Offshore Partners L.P.) is an international infrastructure services provider to the offshore oil and gas industry, focused on the ownership and operation of critical infrastructure assets in offshore oil regions of the North Sea, Brazil and the East Coast of Canada. The Partnership was formed as a limited partnership established under the laws of the Republic of the Marshall Islands in August 2006 and the Partnership's affairs are governed by the Marshall Islands Limited Partnership Act and its limited partnership agreement as amended on October 27, 2020. The Partnership is a subsidiary of Brookfield Business Partners L.P. (NYSE: BBU) (TSX: BBU.UN) (or with its affiliates, Brookfield). The Partnership’s preferred equity units are listed on the New York Stock Exchange under the ticker symbols “ALIN PR A”, “ALIN PR B” and “ALIN PR E” respectively. The registered head office of the Partnership is Altera House, Unit 3, Prospect Park, Arnhall Business Park, Westhill, Aberdeenshire, AB32 6FJ, United Kingdom. Unless the context otherwise requires, the terms "we," "us," or "our," as used herein, refer to the Partnership.